Lease Liabilities - Additional Information (Detail) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Expense relating to short-term leases for which recognition exemption has been used	$ 200	$ 100	$ 300	$ 100	$ 300	$ 1,000	$ 1,700
Expense relating to variable lease payments not included in measurement of lease liabilities	400	500	800	1,000	3,000	1,600	1,700
Cost of goods sold	300	300	600	500	1,800	700	400
Selling and administrative expenses	43,346	33,357	90,150	71,812	147,931	163,310	182,315
Interest expense on lease liabilities	666	757	1,361	1,550	3,029	3,371	2,586
Cash outflow for leases	5,100	4,500	9,700	9,100	20,500	18,700	19,100
Selling and administrative expenses
Statements [Line Items]
Selling and administrative expenses	$ 100	$ 200	$ 200	$ 500	$ 1,200	$ 900	$ 1,300